Notes to the Assets of the Balance Sheet - Summary of Investment at fair value change (Detail) - Adivo GmbH [Member]	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of Investment At FairValue Change In Through Other Comprehensive Income [Line Items]
Proportion of ownership in equity interest	17.20%
Equity method investment accounted in domestic currency	€ (346,691)
Foreign exchange gain (loss)	€ (467,272)